Other Comprehensive Income (Loss) (Other Comprehensive Income (Loss) Components And Related Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss) [Abstract]
Unrealized gains (losses) on available-for-sale securities, Before-tax amount	$ 25,063,000	$ (11,218,000)	$ 5,012,000
Unrealized gains (losses) on available-for-sale securities, Tax effect	8,772,000	(3,926,000)	1,754,000
Unrealized gains (losses) on available-for-sale securities, Net-of-tax amount	16,291,000	(7,292,000)	3,258,000
Reclassification adjustment for gains realized in net income, Before-tax amount	(28,829,000)	(11,864,000)	(7,340,000)
Reclassification adjustment for gains realized in net income, Tax effect	(10,090,000)	(4,152,000)	(2,569,000)
Reclassification adjustment for gains realized in net income, Net-of-tax amount	(18,739,000)	(7,712,000)	(4,771,000)
Unrealized net holding gain (loss) on cash flow hedge, Before-tax amount	788,000	(151,000)	454,000
Unrealized net holding gain (loss) on cash flow hedge, Tax effect	276,000	(53,000)	159,000
Unrealized net holding gain (loss) on cash flow hedge, Net-of-tax amount	512,000	(98,000)	295,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Before-Tax Amount	(7,734,000)	(3,734,000)	9,666,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Tax Effect	(2,707,000)	(1,307,000)	3,383,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Net-of-Tax Amount	(5,027,000)	(2,427,000)	6,283,000
Other comprehensive income (loss), Before-tax amount	(10,712,000)	(26,967,000)	7,792,000
Other comprehensive income (loss), Tax effect	(3,749,000)	(9,438,000)	2,727,000
Other comprehensive income (loss), Net-of-tax amount	$ (6,963,000)	$ (17,529,000)	$ 5,065,000